Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Consolidated Balance Sheets [Line Items]
Additional paid-in-capital	$ 20,142,071	$ 18,129,000
Deficit	(14,958,678)	(8,968,555)
Total shareholder’ equity	$ 5,168,404	9,143,206
As Previously Reported [Member]
Schedule of Consolidated Balance Sheets [Line Items]
Additional paid-in-capital		18,232,263
Deficit		(9,071,818)
Total shareholder’ equity		9,143,206
Adjustment [Member]
Schedule of Consolidated Balance Sheets [Line Items]
Additional paid-in-capital		(103,263)
Deficit		103,263
Total shareholder’ equity